Shareholders' Equity	12 Months Ended
Mar. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 20 – SHAREHOLDERS’ EQUITY

Akso Health was established under the laws of the Cayman Islands on April 25, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. On August 24, 2020, the Company amended the ratio of ADS representing its ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing three (3) ordinary shares. The change in the ADS ratio has the same effect as a one-for-three reverse ADS split. There was no change to our ordinary shares in connection with the change of the ADS ratio.

On June 19, 2023, the Company increased its authorized shares from US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each to US$500,000 divided into 5,000,000,000 ordinary shares of a par value of US$0.0001 by the creation of an additional 4,500,000,000 ordinary shares of a par value of US$0.0001.

On April 30, 2024, the Company’s authorized issued share capital is approved to change from US$500,000 divided into 5,000,000,000 ordinary shares, par value US$0.0001 each, to US$500,000 divided into 4,500,000,000 Class A ordinary shares, par value US$0.0001 each and 500,000,000 Class B ordinary shares, par value US$0.0001 each. And 7,980,800 issued and outstanding ordinary shares of the Company held by Webao Limited were re-designated and re-classified as Class B Ordinary Shares par value US$0.0001 each on a 1:1 basis and all other issued and outstanding Ordinary Shares as class A ordinary shares, par value US$0.0001 each (the “Class A Ordinary Shares”) on a 1:1 basis.

As of March 31, 2025, the Company’s issued and outstanding Class A ordinary shares, par value US$0.0001, were 1,648,768,613 and 1,647,602,730, respectively; as of March 31, 2024, the Company’s issued and outstanding Class A ordinary shares, par value US$0.0001, were 430,356,043 and 429,190,160, respectively.

As of March 31, 2025, the Company’s issued and outstanding Class B ordinary shares, par value US$0.0001, were 7,980,800 and 7,980,800, respectively; as of March 31, 2024, the Company’s issued and outstanding Class A ordinary shares, par value US$0.0001, were 7,980,800 and 7,980,800, respectively.

Private Placement

On August 9, 2021, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 6,340,000 units at a price of US$1.58 per unit, each unit consisting of three ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase three Shares with an initial exercise price of US$3.00, for an aggregate purchase price of approximately US$10.02 million (the “Offering”). On September 17, 2021, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$10.0 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $3.00, or for cash (the “Warrant Shares”). The Warrants may also be exercised on a cashless basis if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. During the year ended March 31, 2024, a total of 3,380,000 warrants (each warrant to purchase 3 ordinary shares) were exercised on cashless basis, resulting issuance of 7,098,000 ordinary shares.

On October 2, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 35,739,270 units at a price of US$0.391 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.48875, for an aggregate purchase price of approximately US$14.0 million (the “Offering”). On October 17, 2023, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$14.0 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.48875, or approximately $1.47 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. On July 9, 2024, the warrants were exercised on cashless basis and resulting insurance of 25,017,480 ordinary shares in the year ended March 31, 2025.

On November 16, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 53,608,910 units at a price of US$0.423 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.52875, for an aggregate purchase price of approximately US$22.68 million (the “Offering”). On November 21, 2023, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$22.68 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.52875, or approximately $1.59 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. On July 9, 2024, the warrants were exercised on cashless basis and resulting insurance of 37,526,230 ordinary shares in the year ended March 31, 2025.

On January 17, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 160,826,730 units at a price of US$0.3317 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.4146, for an aggregate purchase price of approximately US$53.35 million (the “Offering”). On January 26, 2024, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$53.35 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.4146, or approximately $1.2438 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. On October 8, 2024, the warrants were exercised on cashless basis and resulting insurance of 112,578,710 ordinary shares in the year ended March 31, 2025.

On March 5, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company agreed to sell an aggregate of 37,100,000 of its American Depositary Shares (“ADSs”) representing 111,300,000 ordinary shares, par value $0.0001 per share (“Ordinary Shares”), in a registered direct offering, and warrants (“Warrants”) to purchase 222,600,000 Ordinary Shares in a concurrent private placement for gross proceeds of approximately $49.34 million (the “Offering”).

The warrants are exercisable immediately as of the date of issuance at an exercise price of $0.4933 per ordinary share, or $1.48 per ADS and expire five years from the date of issuance. The purchase price for each ADS and the corresponding Warrants is $1.33. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. Upon the occurrence of a Fundamental Transaction (as defined in the Warrants), the Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the Warrants) of such portion of such Warrant to be redeemed. The Company intended to use the net proceeds from the Offering for working capital and general corporate use. The Offering closed on March 7, 2024.

On October 24, 2024, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell up to an aggregate of 361,290,000 units (the “Units”), each Unit consisting of one Class A ordinary Share of the Company, par value $0.0001 per share (“Share”) and three warrants, each to purchase one Share (“Warrant”) with an initial exercise price of $0.461, or approximately $1.383 per American depositary share of the Company (“ADS”), at a price of $0.369 per Unit for an aggregate purchase price of approximately $133.32 million (the “Offering”).

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.461, or approximately $1.383 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The Offering closed on November 4, 2024, upon the satisfaction of all of the closing conditions set forth in the SPA.

Warrants

As the warrants contained in the placement above are indexed to the Company’s ordinary share (and otherwise meet the requirements to be classified in equity), the Company recorded the consideration received from the issuance of the Warrants as additional paid-in capital on the Company’s consolidated balance. The Company accounts for the warrants issued in connection with the private placement in accordance with the guidance contained in ASC 815-40. The Company’s management has examined the warrants and determined that these warrants qualify for equity treatment in the Company’s financial statements.

The warrants contained in the private placements above shall expire five years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar as transactions.

During the year ended March 31, 2025, a total of 910,175,060 warrants were exercised on cashless basis, leading an insurance of 637,122,520 ordinary shares. During the year ended March 31, 2024, 3,380,000 warrants were exercised on cashless basis, leading to an insurance of 7,098,000 ordinary shares.

As of March 31, 2025, the Company had 1,123,930,000 warrants outstanding to purchase 1,315,350,000 ordinary shares, with weighted average exercise price of $0.40 per warrant. As of March 31, 2024, the Company had 290,234,910 warrants outstanding to purchase 481,654,910 ordinary shares with weighted average exercise price of US$ 0.48 per warrant.

Following is a summary of the status of warrants outstanding and exercisable as of March 31, 2025:

	August 9, 2021 warrants	October 2, 2023 warrants	November 16, 2023 warrants	January 17, 2024 warrants	March 5, 2024 warrants	July 3, 2024 warrants	November 4, 2024 warrant	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value
March 31, 2023	6,340,000	-	-	-	-	-	-	6,340,000	3.00	-
Issued	-	35,739,270	53,608,910	160,826,730	37,100,000	-	-	287,274,910	0.46	-
Exercise	(3,380,000)	-	-	-	-	-	-	(3,380,000)	3.00	-
Expired	-	-	-	-	-	-	-	-	-	-
March 31, 2024	2,960,000	35,739,270	53,608,910	160,826,730	37,100,000	-	-	290,234,910	0.48	-
Issued	-	-	-	-	-	660,000,150	1,083,870,000	1,743,870,150	0.42	-
Exercise	-	(35,739,270)	(53,608,910)	(160,826,730)	-	(660,000,150)		(910,175,060)	0.38	-
Expired	-	-	-	-	-	-		-	-	-
March 31, 2025	2,960,000	-	-	-	37,100,000	-	1,083,870,000	1,123,930,000	0.40	-

Upon the exercise of warrants, the Company will issue new shares of its common stock.

The key inputs for the Black-Scholes Model calculations on March 31 2025 were as follows:

	August 9, 2021 warrants	March 5, 2024 warrants	November 4,2024 warrant
Stock price	1.18	1.18	1.18
Risk-free interest rate	0.97%	4.13%	4.17%
Expected dividend yield	1.42	-	-
Expected term in years	1.42	4.00	4.67
Expected volatility	249%	240%	93%

The key inputs for the Black-Scholes Model calculations on March 31 2024 were as follows:

	August 9, 2021 warrants	October 2, 2023 warrants	November 16, 2023 warrants	January 17, 2024 warrants	March 5, 2024 warrants
Stock price	1.16	1.16	1.16	1.16	1.16
Risk-free interest rate	0.79%	4.72%	4.43%	4.02%	4.13%
Expected dividend yield	-	-	-	-	-
Expected term in years	2.42	4.58	4.62	4.83	5.00
Expected volatility	308%	243%	184%	236%	299%